WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
WARRANTS
Schedule of warrants

		Warrants
		issued as part of	Broker
Number of Warrants		convertible debt	warrants

January 1, 2023	Balance	979,048	16,886
November 18, 2023	Expiry of warrants	—	(16,886)
December 31, 2023	Balance	979,048	—

January 1, 2024	Balance	979,048	—
December 31, 2024	Balance	979,048	—

Schedule of assumptions used to measure fair value of warrants

Warrants
issued as part of
convertible debt
Number of shares	1
Number of Warrants	—
Exercise price of unit (CAD)	9.28